Condensed Consolidated Statements of Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Decline in fair value	¥ 44	¥ 1,211
Other comprehensive income-net	13	12
Total credit losses	¥ 57	¥ 1,223